Label	Element	Value
AllianzGI Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 25, 2018 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as supplemented thereafter)

Disclosure Relating to AllianzGI Emerging Markets Debt Fund

(for purposes of this section only, the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Emerging Markets Debt Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective July 1, 2018, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management Fees” have been restated to reflect current advisory fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Within the Fund Summary relating to the Fund, the following broad-based market index will be added to the other comparative performance information (i.e., all performance information that does not report performance of the Fund itself) to replace the existing primary benchmark in the subsection entitled “Performance Information — Average Annual Total Returns (for periods ended 12/31/17)”:

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 1, 2018, the JP Morgan Emerging Markets Bond Index Global Diversified (JPM EMBI Global Diversified) is the Fund’s primary benchmark and replaces the prior benchmark index. The JPM EMBI Global Diversified is a uniquely-weighted version of the JPM EMBI Global and is the most commonly used index in the Fund’s peer group.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.
AllianzGI Emerging Markets Debt Fund | 40% JPM EMBI Global Div, 40% JPM CEMBI Broad Div, 20% JPM GBI Global EM Div. (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.32%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.50%	[1]
AllianzGI Emerging Markets Debt Fund | JPM EMBI Global Diversified (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.26%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.10%	[1]
AllianzGI Emerging Markets Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3],[4]
Distribution and/ or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[5]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.05%	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 478
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,031
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	478
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,081
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,031
AllianzGI Emerging Markets Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3],[4]
Distribution and/ or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[5]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.80%	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	616
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,521
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	616
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,521
AllianzGI Emerging Markets Debt Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3],[4]
Distribution and/ or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[5]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.05%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 354
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	625
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	966
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,928
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	354
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	625
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	966
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,928
AllianzGI Emerging Markets Debt Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3],[4]
Distribution and/ or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[5]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.80%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,381
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	300
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	580
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,381
AllianzGI Emerging Markets Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3],[4]
Distribution and/ or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[5]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	319
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	597
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,390

[1]	Effective July 1, 2018, the JP Morgan Emerging Markets Bond Index Global Diversified (JPM EMBI Global Diversified) is the Fund's primary benchmark and replaces the prior benchmark index. The JPM EMBI Global Diversified is a uniquely-weighted version of the JPM EMBI Global and is the most commonly used index in the Fund's peer group. Moreover, the JPM EMBI Global Diversified is more representative of the Fund's investment strategies and provides investors with a more useful point of comparison than the Fund's prior primary benchmark.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[3]	"Management Fees" have been restated to reflect current advisory fees.
[4]	Effective July 1, 2018, the Manager has contractually agreed to observe a permanent reduction in the Management Fee, which reduces the 0.75% contractual fee rate by 0.15% to 0.60%.
[5]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to waive, through January 31, 2020, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.05% for Class A shares, 1.80% for Class C shares, 1.05% for Class T shares, 0.80% for Institutional Class shares and 0.90% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.